Provision for Site Reclamation and Closure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance, beginning of the year	$ 2,134	$ 1,891
Provision, assumed on acquisition of Eastmain	1,849
Accretion	34	40
Change in estimate	273	203
Balance, end of the year	4,290	2,134
Québec
Disclosure of other provisions [line items]
Balance, beginning of the year	0	0
Provision, assumed on acquisition of Eastmain	1,849
Accretion	5	0
Change in estimate	0	0
Balance, end of the year	1,854	0
Committee Bay
Disclosure of other provisions [line items]
Balance, beginning of the year	2,134	1,891
Provision, assumed on acquisition of Eastmain	0
Accretion	29	40
Change in estimate	273	203
Balance, end of the year	$ 2,436	$ 2,134